Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Line Items]
Interest and penalties related to unrecognized tax benefits	$ 0	$ 0
Effective tax rate	(0.04%)	(0.19%)
Valuation allowance	$ 512,736	$ 303,287
Valuation allowance increase (decrease)	209,400
United States and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Net operating losses	$ 94,800
Minimum | United States and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Net operating losses expiration date	Mar. 31, 2035
Maximum | United States and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Net operating losses expiration date	Mar. 31, 2042
Switzerland [Member]
Income Tax Disclosure [Line Items]
Net operating losses	$ 1,749,200
Switzerland [Member] | Minimum
Income Tax Disclosure [Line Items]
Net operating losses expiration date	Mar. 31, 2025
Switzerland [Member] | Maximum
Income Tax Disclosure [Line Items]
Net operating losses expiration date	Mar. 31, 2029
United States [Member]
Income Tax Disclosure [Line Items]
Net operating losses	$ 244,100
Annual NOL utilization limitation percentage	80.00%
United Kingdom [Member]
Income Tax Disclosure [Line Items]
Net operating losses	$ 40,100
Other Jurisdictions [Member]
Income Tax Disclosure [Line Items]
Net operating losses	98,400
United States And Canada [Member]
Income Tax Disclosure [Line Items]
Research and development tax credit carryforwards	$ 27,200
United States And Canada [Member] | Minimum
Income Tax Disclosure [Line Items]
Research and development tax credit expiration date	Mar. 31, 2035
United States And Canada [Member] | Maximum
Income Tax Disclosure [Line Items]
Research and development tax credit expiration date	Mar. 31, 2042